INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 16, 2022 TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF (PSR)
(the “Fund”)
Effective December 31, 2022, Mark Blackburn will no longer serve as Portfolio Manager of the Fund. Accordingly, all information and references to Mr. Blackburn will be removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information on that date.
Please Retain This Supplement For Future Reference.
PSR-SUMSTATSAI-SUP 121622